Touchstone International Equity ETF Investment Strategy - Touchstone International Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of large capitalization, non-U.S. companies. The Fund's 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of the Fund, a large capitalization company will generally have a market capitalization above $2 billion (USD) at the time of purchase. Equity securities in which the Fund invests include common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund considers a company to be a non-U.S. company if (1) the company's primary issue trades on a non-U.S. exchange; or (2) the company is organized, maintains its principal place of business, or has significant assets, production activities, trading or other businesses in countries outside of the United States. The Fund may also invest up to 10% of its assets in securities of companies domiciled in emerging markets. The Fund classifies emerging market countries as those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.The Fund's sub-adviser, London Company of Virginia d/b/a The London Company (“The London Company”), seeks to purchase financially stable companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to The London Company's estimate of intrinsic value. Guiding principles of The London Company's international equity philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet strength, (3) a focused investment approach, and (4) low portfolio turnover enhances returns.The Fund will typically hold securities of approximately 25 to 40 companies. The London Company invests for the long term with a target average holding period of approximately five years and attempts to minimize turnover in an effort to reduce transaction costs and taxes. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. The London Company utilizes a “bottom up” investing approach and therefore will not focus on any specific sector or intentionally concentrate in a particular industry. The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer's fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The London Company may also sell a security to adjust the Fund's overall portfolio risk.